Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
4.     Fair Value Measurements
FAIR VALUE MEASUREMENTS ON A RECURRING BASIS
Assets and liabilities recorded at fair value in the Condensed Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:
•Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.
•Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.
•Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.
VALUATION METHODOLOGIES OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE
There were no changes to valuation methodologies of financial instruments measured at fair value with the exception of the valuation methodologies listed below which were impacted by the adoption of LDTI. For additional information on valuation methodologies not impacted by the adoption LDTI, see Note 4 to the Consolidated Financial Statements in the 2022 Annual Report.
Market Risk Benefits and Embedded Derivatives within Policyholder Contract Deposits
Certain variable annuity, fixed annuity and fixed index annuity contracts contain MRBs related to guaranteed benefit features that we separate from the host contracts and account for at fair value, with certain changes recognized in earnings. MRBs are contracts or contract features that provide protection to policyholders from other-than-nominal capital market risks and expose the insurance entity to other-than-nominal capital market risks.
The fair value of MRBs contained in certain variable annuity, fixed annuity and fixed index annuity contracts is measured based on policyholder behavior and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the MRBs may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant’s estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior assumptions are subjective and are based primarily on our historical experience.
Because of the dynamic and complex nature of the projected cash flows with respect to MRBs in our variable annuity, fixed annuity, and fixed index annuity contracts, risk neutral valuations are used, which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding the capital market assumptions related to expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance and discount rates. Additionally, estimating the underlying cash flows for these products also involves judgments regarding policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments is included within the fair value measurement of these MRBs, and related fees are classified in change in the fair value of MRBs, net, as earned, consistent with other changes in the fair value of these MRBs. Any portion of the fees not attributed to the MRBs is excluded from the fair value measurement and classified in policy fees as earned.
Option pricing models are used to estimate the fair value of embedded derivatives in our fixed index annuity and life contracts, taking into account the capital market assumptions for future index growth rates, volatility of the equity indices, future interest rates, and our ability to adjust the participation rate and the cap on fixed index credited rates in light of market conditions and policyholder behavior assumptions.
Projected cash flows are discounted using the interest rate swap curve (“swap curve”), which is viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, SOFR or LIBOR) leg of a related tenor. We also incorporate our own risk of non-performance in the valuation of MRBs and embedded derivatives associated with variable annuity, fixed annuity, fixed index annuity and life contracts. The non-performance risk adjustment (“NPA”) reflects a market participant’s view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate the claims-paying ability rating of our insurance companies. MRBs are measured using a non-performance risk adjustment that is a locked-in approximation of our claims-paying ability at policy issue (“locked-in NPA”) as well as a non-performance risk adjustment that reflects an approximation of our current claims-paying ability (“current NPA”).
When MRBs are remeasured each period, both the interest rates and current non-performance risk adjustment are updated. Changes in the swap curve and the time value accretion of the at-issue non-performance risk adjustment are recorded to net income while the difference between the MRBs measured using the at-issue non-performance risk adjustment and the current non-performance risk adjustment is recorded through OCI. For embedded derivatives, changes in the interest rates and the period-over-period change in the non-performance risk adjustment are recorded to net income.
ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
The following table presents information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the observability of the inputs used:

March 31, 2023	Level 1	Level 2	Level 3	Counterparty Netting(a)	Cash Collateral	Total
(in millions)
Assets:
Bonds available for sale:
U.S. government and government sponsored entities	$—	$1,259	$—	$—	$—	$1,259
Obligations of states, municipalities and political subdivisions	—	5,303	858	—	—	6,161
Non-U.S. governments	—	4,318	—	—	—	4,318
Corporate debt	—	102,389	1,704	—	—	104,093
RMBS(b)	—	6,791	5,687	—	—	12,478
CMBS	—	9,421	718	—	—	10,139
CLO(c)	—	7,239	1,834	—	—	9,073
ABS	—	833	10,707	—	—	$11,540

March 31, 2023	Level 1	Level 2	Level 3	Counterparty Netting(a)	Cash Collateral	Total
(in millions)
Total bonds available for sale	—	137,553	21,508	—	—	159,061
Other bond securities:
U.S. government and government sponsored entities	—	1	—	—	—	1
Obligations of states, municipalities and political subdivisions	—	63	1	—	—	64
Non-U.S. governments	—	30	—	—	—	30
Corporate debt	—	2,231	130	—	—	2,361
RMBS(d)	—	61	114	—	—	175
CMBS	—	230	27	—	—	257
CLO(e)	—	293	71	—	—	364
ABS	—	70	781	—	—	851
Total other bond securities	—	2,979	1,124	—	—	4,103
Equity securities	140	1	50	—	—	191
Other invested assets(f)	—	—	1,852	—	—	1,852
Derivative assets:
Interest rate contracts	—	1,105	344	—	—	1,449
Foreign exchange contracts	—	1,230	—	—	—	1,230
Equity contracts	26	137	513	—	—	676
Credit contracts	—	—	—	—	—	—
Other contracts	—	—	14	—	—	14
Counterparty netting and cash collateral	—	—	—	(2,303)	(376)	(2,679)
Total derivative assets	26	2,472	871	(2,303)	(376)	690
Short-term investments	1	1,539	—	—	—	1,540
Market risk benefit assets	—	—	830	—	—	830
Separate account assets	84,202	3,155	—	—	—	87,357
Total	$84,369	$147,699	$26,235	$(2,303)	$(376)	$255,624
Liabilities:
Policyholder contract deposits(g)	$—	$116	$6,064	$—	$—	$6,180
Derivative liabilities:
Interest rate contracts	—	2,087	—	—	—	2,087
Foreign exchange contracts	—	356	—	—	—	356
Equity contracts	36	9	16	—	—	61
Credit contracts	—	—	—	—	—	—
Other contracts	—	—	—	—	—	—
Counterparty netting and cash collateral	—	—	—	(2,303)	(42)	(2,345)
Total derivative liabilities	36	2,452	16	(2,303)	(42)	159
Fortitude Re funds withheld payable(h)	—	—	1,774	—	—	1,774
Market risk benefit liabilities	—	—	5,144	—	—	5,144
Debt of consolidated investment entities	—	—	6	—	—	6
Total	$36	$2,568	$13,004	$(2,303)	$(42)	$13,263

December 31, 2022	Level 1	Level 2	Level 3	Counterparty Netting(a)	Cash Collateral	Total
(in millions)
Assets:
Bonds available for sale:
U.S. government and government sponsored entities	$—	$1,198	$—	$—	$—	$1,198
Obligations of states, municipalities and political subdivisions	—	5,121	805	—	—	5,926
Non-U.S. governments	—	4,392	—	—	—	4,392
Corporate debt	—	102,724	1,968	—	—	104,692
RMBS(b)	—	6,274	5,670	—	—	11,944
CMBS	—	9,350	718	—	—	10,068
CLO(c)	—	6,516	1,670	—	—	8,186
ABS	—	792	9,595	—	—	10,387
Total bonds available for sale	—	136,367	20,426	—	—	156,793
Other bond securities:
Obligations of states, municipalities and political subdivisions	—	37	—	—	—	37
Non-U.S. governments	—	22	—	—	—	22
Corporate debt	—	1,805	417	—	—	2,222
RMBS(d)	—	58	107	—	—	165
CMBS	—	204	28	—	—	232
CLO(e)	—	268	11	—	—	279
ABS	—	71	741	—	—	812
Total other bond securities	—	2,465	1,304	—	—	3,769
Equity securities	141	3	26	—	—	170
Other invested assets(f)	—	—	1,832	—	—	1,832
Derivative assets:
Interest rate contracts	1	1,269	303	—	—	1,573
Foreign exchange contracts	—	1,247	—	—	—	1,247
Equity contracts	11	124	282	—	—	417
Credit contracts	—	—	—	—	—	—
Other contracts	—	1	14	—	—	15
Counterparty netting and cash collateral	—	—	—	(2,547)	(406)	(2,953)
Total derivative assets	12	2,641	599	(2,547)	(406)	299
Short-term investments	1	1,356	—	—	—	1,357
Market risk benefit assets	—	—	796	—	—	796
Separate account assets	81,655	3,198	—	—	—	84,853
Total	$81,809	$146,030	$24,983	$(2,547)	$(406)	$249,869
Liabilities:
Policyholder contract deposits(g)	$—	$97	$5,367	$—	$—	$5,464
Derivative liabilities:
Interest rate contracts	—	2,676	—	—	—	2,676
Foreign exchange contracts	—	632	—	—	—	632
Equity contracts	2	10	15	—	—	27
Credit contracts	—	—	—	—	—	—
Other contracts	—	—	—	—	—	—
Counterparty netting and cash collateral	—	—	—	(2,547)	(691)	(3,238)
Total derivative liabilities	2	3,318	15	(2,547)	(691)	97
Fortitude Re funds withheld payable(h)	—	—	1,262	—	—	1,262
Market risk benefit liabilities	—	—	4,736	—	—	4,736
Debt of consolidated investment entities	—	—	6	—	—	6
Total	$2	$3,415	$11,386	$(2,547)	$(691)	$11,565
__________________
(a)Represents netting of derivative exposures covered by qualifying master netting agreements.
(b)Includes investments in RMBS issued by related parties of $38 million and $2 million classified as Level 2 and Level 3, respectively, as of March 31, 2023. Additionally, includes investments in RMBS issued by related parties of $37 million and $2 million classified as Level 2 and Level 3, respectively, as of December 31, 2022.
(c)Includes investments in collateralized loan obligations (“CLOs”) issued by related parties of $238 million and $0 million as of March 31, 2023 and December 31, 2022, respectively. Of these amounts, $176 million of CLOs are classified as Level 3 as of March 31, 2023.
(d)Includes less than $1 million of investments in RMBS issued by related parties classified as Level 2 as of March 31, 2023 and December 31, 2022.
(e)Includes investments in CLOs issued by related parties of $28 million and $0 million as of March 31, 2023 and December 31, 2022, respectively. The $17 million of CLOs are classified as Level 3 as of March 31, 2023.
(f)Excludes investments that are measured at fair value using the net asset value (“NAV”) per share (or its equivalent), which totaled $6.1 billion and $6.0 billion as of March 31, 2023 and December 31, 2022, respectively.
(g)Excludes basis adjustments for fair value hedges.
(h)As discussed in Note 7, the Fortitude Re funds withheld payable is created through modco and funds withheld reinsurance arrangements where the investments supporting the reinsurance agreements are withheld by and continue to reside on Corebridge’s balance sheet. This embedded derivative is valued as a total return swap with reference to the fair value of the invested assets held by Corebridge, which are primarily available-for-sale securities.
CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTSThe following tables present changes during the three months ended March 31, 2023 and 2022 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets and liabilities in the Condensed Consolidated Balance Sheets at March 31, 2023 and 2022:.

(in millions)	Fair Value Beginning of Period	Net Realized and Unrealized Gains (Losses) Included in Income	Other Comprehensive Income (Loss)	Purchases, Sales, Issuances and Settlements, Net	Gross Transfers In	Gross Transfers Out	Other	Fair Value End of Period	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period
Three Months Ended March 31, 2023
Assets:
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$805	$—	$55	$(2)	$—	$—	$—	$858	$—	$43
Corporate debt	1,968	(102)	44	14	167	(371)	(16)	1,704	—	51
RMBS	5,670	81	(40)	(8)	—	(16)	—	5,687	—	(66)
CMBS	718	7	(4)	—	24	(27)	—	718	—	(25)
CLO	1,670	9	(18)	21	54	(92)	190	1,834	—	(16)
ABS	9,595	42	269	804	—	(3)	—	10,707	—	254
Total bonds available for sale	20,426	37	306	829	245	(509)	174	21,508	—	241
Other bond securities:
Obligations of states, municipalities and political subdivisions	—	—	—	1	—	—	—	1	—	—
Corporate debt	417	—	—	(96)	—	(191)	—	130	3	—
RMBS	107	4	—	3	—	—	—	114	2	—
CMBS	28	(1)	—	—	—	—	—	27	(1)	—
CLO	11	9	—	1	1	(5)	54	71	4	—
ABS	741	26	—	14	—	—	—	781	19	—
Total other bond securities	1,304	38	—	(77)	1	(196)	54	1,124	27	—
Equity securities	26	—	—	24	—	—	—	50	—	—
Other invested assets	1,832	(44)	5	59	—	—	—	1,852	(42)	—
Total(a)	$23,588	$31	$311	$835	$246	$(705)	$228	$24,534	$(15)	$241

(in millions)	Fair Value Beginning of Period	Net Realized and Unrealized (Gains) Losses Included in Income	Other Comprehensive (Income) Loss	Purchases, Sales, Issuances and Settlements, Net	Gross Transfers In	Gross Transfers Out	Other	Fair Value End of Period	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period
Liabilities:
Policyholder contract deposits	$5,367	$381	$—	$316	$—	$—	$—	$6,064	$(368)	$—
Derivative liabilities, net:
Interest rate contracts	(303)	78	—	(119)	—	—	—	(344)	(71)	—
Foreign exchange contracts	—	—	—	—	—	—	—	—	—	—
Equity contracts	(156)	(176)	—	(165)	—	—	—	(497)	178	—
Credit contracts	—	—	—	—	—	—	—	—	—	—
Other contracts	(14)	(16)	—	16	—	—	—	(14)	16	—
Total derivative liabilities, net(b)	(473)	(114)	—	(268)	—	—	—	(855)	123	—
Fortitude Re funds withheld payable	1,262	1,025	—	(513)	—	—	—	1,774	(633)	—
Debt of consolidated investment entities	6	—	—	—	—	—	—	6	—	—
Total (c)	$6,162	$1,292	$—	$(465)	$—	$—	$—	$6,989	$(878)	$—

(in millions)	Fair Value Beginning of Period	Net Realized and Unrealized Gains (Losses) Included in Income	Other Comprehensive Income (Loss)	Purchases, Sales, Issuances and Settlements, Net	Gross Transfers In	Gross Transfers Out	Other	Fair Value End of Period	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period
Three Months Ended March 31, 2022
Assets:
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$1,395	$2	$(282)	$(56)	$—	$—	$—	$1,059	$—	$(270)
Corporate debt	1,907	(9)	(59)	218	91	(93)	—	2,055	—	(56)
RMBS	7,595	92	(404)	(365)	—	(406)	—	6,512	—	(400)
CMBS	1,072	7	(60)	10	—	(281)	—	748	—	(58)
CLO	3,038	(2)	(52)	11	825	(432)	—	3,388	—	(53)
ABS	7,400	16	(446)	671	—	—	—	7,641	—	(444)
Total bonds available for sale	22,407	106	(1,303)	489	916	(1,212)	—	21,403	—	(1,281)
Other bond securities:
Obligations of states, municipalities and political subdivisions	—	—	—	—	—	—	—	—	—	—
Corporate debt	134	—	—	77	61	(12)	—	260	—	—

(in millions)	Fair Value Beginning of Period	Net Realized and Unrealized Gains (Losses) Included in Income	Other Comprehensive Income (Loss)	Purchases, Sales, Issuances and Settlements, Net	Gross Transfers In	Gross Transfers Out	Other	Fair Value End of Period	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period
RMBS	106	(3)	—	12	—	—	—	115	(6)	—
CMBS	33	(2)	—	—	—	—	—	31	(2)	—
CLO	149	(7)	—	—	50	(2)	—	190	(2)	—
ABS	205	(17)	—	289	—	—	—	477	(18)	—
Total other bond securities	627	(29)	—	378	111	(14)	—	1,073	(28)	—
Equity securities	2	—	—	1	—	—	—	3	—	—
Other invested assets	1,892	110	(5)	(28)	24	(153)	—	1,840	118	—
Total(a)	$24,928	$187	$(1,308)	$840	$1,051	$(1,379)	$—	$24,319	$90	$(1,281)

(in millions)	Fair Value Beginning of Period	Net Realized and Unrealized (Gains) Losses Included in Income	Other Comprehensive (Income) Loss	Purchases, Sales, Issuances and Settlements, Net	Gross Transfers In	Gross Transfers Out	Other	Fair Value End of Period	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period
Liabilities:
Policyholder contract deposits	$5,572	$(658)	$—	$121	$—	$—	$—	$5,035	$845	$—
Derivative liabilities, net:
Interest rate contracts	—	(1)	—	(2)	—	—	—	(3)	1	—
Foreign exchange contracts	—	—	—	—	—	—	—	—	—	—
Equity contracts	(457)	315	—	(26)	—	—	—	(168)	(238)	—
Credit contracts	(1)	1	—	—	—	—	—	—	(1)	—
Other contracts	(12)	(17)	—	14	—	—	—	(15)	17	—
Total derivative liabilities, net(b)	(470)	298	—	(14)	—	—	—	(186)	(221)	—
Fortitude Re funds withheld payable	7,974	(2,837)	—	(341)	—	—	—	4,796	3,016	—
Debt of consolidated investment entities	5	1	—	(1)	—	—	—	5	(1)	—
Total (c)	$13,081	$(3,196)	$—	$(235)	$—	$—	$—	$9,650	$3,639	$—
__________________
(a)Excludes MRB assets of $830 million and $666 million for the three months ended March 31, 2023 and 2022, respectively. Refer to Note 12 for additional information.
(b)Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.
(c)Excludes MRB liabilities of $5.1 billion and $6.1 billion for the three months ended March 31, 2023 and 2022, respectively. Refer to Note 12 for additional information.

Change in the fair value of market risk benefits, net and net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above are reported in the Condensed Consolidated Statements of Income (Loss) as follows:

(in millions)	Policy Fees	Net Investment Income	Net Realized and Unrealized Gains (Losses)	Interest Expense	Change in the Fair Value of Market Risk Benefits, net(a)	Total
Three Months Ended March 31, 2023
Assets:
Bonds available for sale	$—	$32	$5	$—	$—	$37
Other bond securities	$—	$38	$—	$—	$—	$38
Equity securities	$—	$—	$—	$—	$—	$—
Other invested assets	$—	$(43)	$(1)	$—	$—	$(44)
Three Months Ended March 31, 2022
Assets:
Bonds available for sale	$—	$117	$(11)	$—	$—	$106
Other bond securities	$—	$(29)	$—	$—	$—	$(29)
Equity securities	$—	$—	$—	$—	$—	$—
Other invested assets	$—	$110	$—	$—	$—	$110

(in millions)	Policy Fees	Net Investment Income	Net Realized and Unrealized Gains (Losses)	Interest Expense	Change in the Fair Value of Market Risk Benefits, net(a)	Total
Three Months Ended March 31, 2023
Liabilities:
Policyholder contract deposits(b)	$—	$—	$(381)	$—	$—	$(381)
Derivative liabilities, net	$16	$—	$197	$—	$(99)	$114
Fortitude Re funds withheld payable	$—	$—	$(1,025)	$—	$—	$(1,025)
Market risk benefit liabilities, net(c)	$—	$—	$—	$—	$(87)	$(87)
Debt of consolidated investment entities	$—	$—	$—	$—	$—	$—
Three Months Ended March 31, 2022
Liabilities:
Policyholder contract deposits(b)	$—	$—	$658	$—	$—	$658
Derivative liabilities, net	$15	$—	$(344)	$—	$31	$(298)
Fortitude Re funds withheld payable	$—	$—	$2,837	$—	$—	$2,837
Market risk benefit liabilities, net(c)	$—	$—	$3	$—	$699	$702
Debt of consolidated investment entities	$—	$—	$—	$1	$—	$1
________________
(a)The portion of the fair value change attributable to instrument-specific credit risk is recognized in OCI.
(b)Primarily embedded derivatives.
(c)Market risk benefit assets and liabilities have been netted in these tables for presentation purposes only.
The following table presents the gross components of purchases, sales, issuances and settlements, net, shown above, for the three months ended March 31, 2023 and 2022 related to Level 3 assets and liabilities in the Condensed Consolidated Balance Sheets:

(in millions)	Purchases	Sales	Issuances and Settlements(*)	Purchases, Sales, Issuances and Settlements, Net(*)
Three Months Ended March 31, 2023
Assets:
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$—	$—	$(2)	$(2)
Corporate debt	28	—	(14)	14
RMBS	167	—	(175)	(8)
CMBS	9	(6)	(3)	—
CLO	10	—	11	21
ABS	858	—	(54)	804
Total bonds available for sale	1,072	(6)	(237)	829
Other bond securities:
Obligations of states, municipalities and political subdivisions	1	—	—	1
Corporate debt	—	—	(96)	(96)
RMBS	6	—	(3)	3
CMBS	—	—	—	—
CLO	1	—	—	1
ABS	32	—	(18)	14
Total other bond securities	40	—	(117)	(77)
Equity securities	24	—	—	24
Other invested assets	70	—	(11)	59
Total assets	$1,206	$(6)	$(365)	$835
Liabilities:
Policyholder contract deposits	$—	$326	$(10)	$316
Derivative liabilities, net	(101)	—	(167)	(268)
Fortitude Re funds withheld payable	—	—	(513)	(513)
Debt of consolidated investment entities	—	—	—	—
Total liabilities	$(101)	$326	$(690)	$(465)

(in millions)	Purchases	Sales	Issuances and Settlements*	Purchases, Sales, Issuances and Settlements, Net*
Three Months Ended March 31, 2022
Assets:
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$—	$(55)	$(1)	$(56)
Corporate debt	—	—	218	218
RMBS	108	—	(473)	(365)
CMBS	42	—	(32)	10
CLO	53	—	(42)	11
ABS	824	—	(153)	671
Total bonds available for sale	1,027	(55)	(483)	489
Other bond securities:
Obligations of states, municipalities and political subdivisions	—	—	—	—
Corporate debt	19	—	58	77
RMBS	17	—	(5)	12
CMBS	—	—	—	—
CLO	9	—	(9)	—
ABS	291	—	(2)	289
Total other bond securities	336	—	42	378
Equity securities	—	—	1	1
Other invested assets	239	—	(267)	(28)
Total assets	$1,602	$(55)	$(707)	$840
Liabilities:
Policyholder contract deposits	$—	$195	$(74)	$121
Derivative liabilities, net	(73)	—	59	(14)
Fortitude Re funds withheld payable	—	—	(341)	(341)
Debt of consolidated investment entities	—	—	(1)	(1)
Total liabilities	$(73)	$195	$(357)	$(235)
______________
*There were no issuances during the three months ended March 31, 2023 and 2022.
Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at March 31, 2023 and 2022 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).
Transfers of Level 3 Assets and Liabilities
QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third parties with respect to certain Level 3 instruments (primarily CLO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

(in millions)	Fair Value at March 31, 2023	Valuation Technique	Unobservable Input(a)	Range (Weighted Average)(b)
Assets:
Obligations of states, municipalities and political subdivisions	$833	Discounted cash flow	Yield	4.91%-5.55% (5.23%)
Corporate debt	$1,655	Discounted cash flow	Yield	4.77% - 9.70% (7.24%)
RMBS(c)	$3,590	Discounted cash flow	Prepayment Speed	4.73% - 10.10% (7.41%)
			Default Rate	0.86% - 2.72% (1.79%)
			Yield	6.19% - 7.87% (7.03%)
			Loss Severity	44.50% - 78.53% (61.51%)
CLO(c)	$1,518	Discounted cash flow	Yield	6.75% - 8.44% (7.59%)
ABS(c)	$8,332	Discounted cash flow	Yield	5.60% - 7.41% (6.50%)
CMBS	$570	Discounted cash flow	Yield	4.28% - 25.46% (11.78%)
Market risk benefit assets	$830	Discounted cash flow	Equity volatility	6.55%- 51.75%
			Base lapse rate	0.16% - 28.80%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	38.25% - 160.01%
			Utilization(h)	80.00% - 100.00%
			Equity / interest-rate correlation	0.00% - 30.00%

(in millions)	Fair Value at March 31, 2023	Valuation Technique	Unobservable Input(a)	Range (Weighted Average)(b)
			NPA(g)	0.34% - 2.45%
Liabilities(d):
Market risk benefit liabilities
Variable annuities guaranteed benefits	$2,381	Discounted cash flow	Equity volatility	6.55%- 51.75%
			Base lapse rate	0.16% - 28.80%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	38.25% -160.01%
			Utilization(h)	80.00% - 100.00%
			Equity / interest-rate correlation	0.00% - 30.00%
			NPA(g)	0.34% - 2.45%
Fixed annuities guaranteed benefits	$806	Discounted cash flow	Base lapse rate	0.20% - 15.75%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	40.26% - 168.43%
			Utilization(h)	90.00% - 97.50%
			NPA(g)	0.34% - 2.45%
Fixed index annuities guaranteed benefits	$1,957	Discounted cash flow	Equity volatility	6.55% - 51.75%
			Base lapse rate	0.20% - 50.00%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	24.00% - 180.00%
			Utilization(h)	60.00% - 97.50%
			Option Budget	0.00% - 6.00%
			Equity / interest-rate correlation	0.00% - 30.00%
			NPA(g)	0.34% - 2.45%
Embedded derivatives within Policyholder contract deposits:
Index credits on fixed index annuities	$5,269	Discounted cash flow	Equity volatility	6.55% - 51.75%
			Base lapse rate	0.20% - 50.00%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	24.00% - 180.00%
			Utilization(h)	60.00% - 97.50%
			Option Budget	0.00% - 6.00%
			Equity / interest-rate correlation	0.00% - 30.00%
			NPA(g)	0.34% - 2.45%
Index Life	$795	Discounted cash flow	Base lapse rate	0.00% - 37.97%
			Mortality multiplier(e)(f)	0.00%- 100.00%
			Equity Volatility	5.75% - 21.40%
			NPA(g)	0.34% - 2.45%

(in millions)	Fair Value at December 31, 2022	Valuation Technique	Unobservable Input(a)	Range (Weighted Average)(b)
Assets:
Obligations of states, municipalities and political subdivisions	$780	Discounted cash flow	Yield	5.33% - 5.92% (5.63%)
Corporate debt	$1,988	Discounted cash flow	Yield	4.90% - 9.54% (7.22%)
RMBS(c)	$3,725	Discounted cash flow	Constant prepayment rate	4.84% - 10.35% (7.60%)
			Loss severity	45.01% - 77.28% (61.14%)
			Constant default rate	0.79% - 2.67% (1.73%)
			Yield	5.95% - 7.72% (6.84%)
CLO(c)	$1,547	Discounted cash flow	Yield	7.13% - 7.59% (7.36%)
ABS(c)	$6,591	Discounted cash flow	Yield	6.01% - 7.96% (6.98%)
CMBS	$663	Discounted cash flow	Yield	4.72% - 10.21% (7.46%)
Market risk benefit assets	$796	Discounted cash flow	Equity volatility	6.45% - 50.75%
			Base lapse rate	0.16% - 28.80%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	38.25% - 160.01%
			Utilization(h)	80.00% - 100.00%
			Equity / interest-rate correlation	0.00% - 30.00%
			NPA(g)	0.00% - 2.03%
Liabilities(d):
Market risk benefit liabilities
Variable annuities guaranteed benefits	$2,358	Discounted cash flow	Equity volatility	6.45%- 50.75%
			Base lapse rate	0.16%- 28.80%
			Dynamic lapse multiplier(e)	20.00%- 186.18%
			Mortality multiplier(e)(f)	38.25% - 160.01%
			Utilization(h)	80.00% - 100.00%
			Equity / interest-rate correlation	0.00% - 30.00%
			NPA(g)	0.00% - 2.03%
Fixed annuities guaranteed benefits	$680	Discounted cash flow	Base lapse rate	0.20% - 15.75%
			Dynamic lapse multiplier(e)	20.00% - 186.16%
			Mortality multiplier(e)(f)	40.26% - 168.43%
			Utilization(h)	90.00% - 97.50%
			NPA(g)	0.00% - 2.03%
Fixed index annuities guaranteed benefits	$1,698	Discounted cash flow	Equity volatility	6.45% - 50.75%
			Base lapse rate	0.20% -50.00%
			Dynamic lapse multiplier(e)	20.00%- 186.18%
			Mortality multiplier(e)(f)	24.00% - 180.00%
			Utilization(h)	60.00% - 97.50%
			Option Budget	0.00% - 5.00%
			Equity / interest-rate correlation	0.00% - 30.00%
			NPA(g)	0.00% - 2.03%

(in millions)	Fair Value at December 31, 2022	Valuation Technique	Unobservable Input(a)	Range (Weighted Average)(b)
Embedded derivatives within Policyholder contract deposits:
Index credits on fixed index annuities	$4,657	Discounted cash flow	Equity volatility	6.45% - 50.75%
			Base lapse rate	0.20% - 50.00%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	24.00% - 180.00%
			Utilization(h)	60.00% - 97.50%
			Option Budget	0.00% - 5.00%
			Equity / interest-rate correlation	0.00% - 30.00%
			NPA(g)	0.00% - 2.03%
Index Life	$710	Discounted cash flow	Base lapse rate	0.00% - 37.97%
			Mortality multiplier(e)(f)	0.00% - 100.00%
			Equity volatility	5.75% - 23.63%
			NPA(g)	0.00% - 2.03%
_________________
(a)Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(b)The weighted averaging for fixed maturity securities is based on the estimated fair value of the securities. Because the valuation methodology for embedded derivatives within policyholder contract deposits and MRBs uses a range of inputs that vary at the contract level over the cash flow projection period, management believes that presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation. Information received from third-party valuation service providers.
(c)Information received from third-party valuation service providers. The ranges of the unobservable inputs for constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CLO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us because there are other factors relevant to the fair values of specific tranches owned by us, including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(d)The Fortitude Re funds withheld payable has been excluded from the above table. As discussed in Note 7, the Fortitude Re funds withheld payable is created through modco and funds withheld reinsurance arrangements where the investments supporting the reinsurance agreements are withheld by and continue to reside on Corebridge’s balance sheet. This embedded derivative is valued as a total return swap with reference to the fair value of the invested assets held by Corebridge. Accordingly, the unobservable inputs utilized in the valuation of the embedded derivative are a component of the invested assets supporting the reinsurance agreements that are held on Corebridge’s balance sheet.
(e)The ranges for these inputs vary due to the different GMWB product specification and policyholder characteristics across in-force policies. Policyholder characteristics that affect these ranges include age, policy duration, and gender.
(f)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table.
(g)The non-performance risk adjustment (“NPA”) applied as a spread over risk-free curve for discounting.
(h)The partial withdrawal utilization unobservable input range shown applies only to policies with guaranteed minimum withdrawal benefit riders. The total embedded derivative liability at March 31, 2023 and December 31, 2022 was approximately $1.2 billion and $1.1 billion, respectively.
The ranges of reported inputs for obligations of states, municipalities and political subdivisions, corporate debt, RMBS, CLO/ABS and CMBS valued using a discounted cash flow technique consist of one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these Level 3 assets and liabilities.
Interrelationships Between Unobservable Inputs
We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below.
Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.
Fixed Maturity Securities
The significant unobservable input used in the fair value measurement of fixed maturity securities is yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. The yield may be affected by other factors, including constant prepayment rates, loss severity and constant default rates. In general, increases in the yield would decrease the fair value of investments, and conversely, decreases in the yield would increase the fair value of investments.
MRBs and Embedded Derivatives within Policyholder Contract Deposits
For MRBs and embedded derivatives, the assumptions for unobservable inputs vary throughout the period over which cash flows are projected for valuation purposes. The following are applicable unobservable inputs:
•Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may be either a decrease or an increase, depending on the relative changes in projected rider fees and projected benefit payments.
•Equity and interest rate correlation estimates the relationship between changes in equity returns and interest rates in the economic scenario generator used to value our MRBs. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability. Only our fixed index annuities with a GMWB rider are subject to the equity and interest correlation assumption. Other policies such as accumulation fixed index annuity and life products do not use a correlation assumption.
•Base lapse rate assumptions are determined by company experience and judgment and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder’s guaranteed value, as estimated by the company, is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability as fewer policyholders would persist to collect guaranteed benefit amounts.
•Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the GMWB liability, while lower mortality rate assumptions will generally increase the fair value of the liability because guaranteed withdrawal payments will be made for a longer period of time and generally exceed any decrease in guaranteed death benefits.
•Utilization assumptions estimate the timing when policyholders with a GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract’s withdrawal history and the age of the policyholder. Utilization assumptions are based on company experience, which includes partial withdrawal behavior. Increases in assumed utilization rates will generally increase the fair value of the liability.
•Non-performance or “own credit” risk adjustment used in the valuation of MRBs and embedded derivatives, which reflects a market participant’s view of our claims-paying ability by incorporating a different spread (the NPA spread) to the curve used to discount projected benefit cash flows. When corporate credit spreads widen, the change in the NPA spread generally reduces the fair value of the MRBs and embedded derivatives, resulting in a gain in AOCI or Net realized gains (losses), respectively, and when corporate credit spreads narrow or tighten, the change in the NPA spread generally increases the fair value of the MRBs and embedded derivatives, resulting in a loss in AOCI or Net realized gains (losses), respectively.
•The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant’s estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior assumptions are subjective and based primarily on our historical experience.
•For embedded derivatives, option budgets estimate the expected long-term cost of options used to hedge exposures associated with index price changes. The level of option budgets determines future costs of the options, which impacts the growth in account value and the valuation of embedded derivatives.
Embedded Derivatives within Reinsurance Contracts
The fair value of embedded derivatives associated with funds withheld reinsurance contracts is determined based upon a total return valuation technique with reference to the fair value of the investments held by Corebridge related to Corebridge’s funds withheld payable. The fair value of the underlying assets is generally based on market observable inputs using industry standard valuation techniques. The valuation also requires certain significant inputs, which are generally not observable, and accordingly, the valuation is considered Level 3 in the fair value hierarchy.
FAIR VALUE OPTION
The following table presents the gains or losses recorded related to the eligible instruments for which we elected the fair value options:
FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS
The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

	Assets at Fair Value				Impairment Charges
	Non-Recurring Basis				Three Months Ended March 31,
(in millions)	Level 1	Level 2	Level 3	Total	2023	2022
March 31, 2023
Other investments	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—
December 31, 2022
Other investments	$—	$—	$12	$12
Total	$—	$—	$12	$12
In addition to the assets presented in the table above, at March 31, 2023, Corebridge had $100 million of loans held for sale which are carried at fair value, determined on an individual loan basis. There is no associated impairment charge.
FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE
Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts and lease contracts) is discussed below:
•Mortgage and other loans receivable: Fair values of loans on commercial real estate and other loans receivable are estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. Fair values of residential mortgage loans are generally determined based on market prices, using market-based adjustments for credit and servicing as appropriate. The fair values of policy loans are generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.
•Other invested assets: Certain of our subsidiaries are members of Federal Home Loan Banks (FHLBs) and such membership requires the members to own stock in these FHLBs. The carrying amounts of these stocks approximate fair values.
•Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.
•Policyholder contract deposits associated with investment-type contracts: Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.
•Other liabilities: The majority of the Other liabilities that are financial instruments not measured at fair value represent secured financing arrangements, including repurchase agreements. The carrying amounts of these liabilities approximate fair value because the financing arrangements are short-term and are secured by cash or other liquid collateral.
•Fortitude Re funds withheld payable: The funds withheld payable contains an embedded derivative and the changes in its fair value are recognized in earnings each period. The difference between the total Fortitude Re funds withheld payable and the embedded derivative represents the host contract.
•Short-term and long-term debt and debt of consolidated investment entities: Fair values of these obligations were determined by reference to quoted market prices, when available and appropriate, or discounted cash flow calculations based upon our current market observable implicit credit spread rates for similar types of borrowings with maturities consistent with those remaining for the debt being valued.
•Separate Account Liabilities—Investment Contracts: Only the portion of separate account liabilities related to products that are investment contracts are reflected in the table below. Separate account liabilities are recorded at the amount credited to the contract holder, which reflects the change in fair value of the corresponding separate account assets, including contract holder deposits less withdrawals and fees; therefore, carrying value approximates fair value.
The following table presents the carrying amounts and estimated fair values of our financial instruments not measured at fair value and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

	Estimated Fair Value
(in millions)	Level 1	Level 2	Level 3	Total	Carrying Value
March 31, 2023
Assets:
Mortgage and other loans receivable	$—	$32	$42,928	$42,960	$45,770
Other invested assets	—	244	—	244	244
Short-term investments	—	2,466	—	2,466	2,466
Cash	465	—	—	465	465
Other assets	4	—	—	4	4
Liabilities:
Policyholder contract deposits associated with investment-type contracts	—	115	132,903	133,018	138,269
Fortitude Re funds withheld payable	—	—	24,859	24,859	24,859
Other liabilities	—	2,614	—	2,614	2,614
Short-term debt		1,500	—	1,500	1,500
Long-term debt	—	7,108	—	7,108	7,871
Debt of consolidated investment entities	—	86	2,347	2,433	2,682
Separate account liabilities - investment contracts	—	83,452	—	83,452	83,452
December 31, 2022
Assets:
Mortgage and other loans receivable	$—	$31	$40,936	$40,967	$44,403
Other invested assets	—	222	—	222	222
Short-term investments	—	3,043	—	3,043	3,043
Cash	552	—	—	552	552
Other assets	4	8	—	12	12
Liabilities:
Policyholder contract deposits associated with investment-type contracts	—	119	129,174	129,293	137,086
Fortitude Re funds withheld payable	—	—	25,289	25,289	25,289
Other liabilities	—	3,056	—	3,056	3,056
Short-term debt	—	1,500	—	1,500	1,500
Long-term debt	—	7,172	—	7,172	7,868
Debt of consolidated investment entities	—	3,055	2,488	5,543	5,952
Separate account liabilities - investment contracts	—	80,649	—	80,649	80,649
FAIR VALUE MEASUREMENTS ON A RECURRING BASIS
We carry certain of our financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.
The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.
Assets and liabilities recorded at fair value in the Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:
•Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.
•Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.
•Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.
VALUATION METHODOLOGIES OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE
Incorporation of Credit Risk in Fair Value Measurements
•Our Own Credit Risk. Fair value measurements for certain liabilities incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swaps (“CDS”) or cash bond spreads. We calculate the effect of credit spread changes using discounted cash flow techniques that incorporate current market interest rates. A derivative counterparty’s net credit exposure to us is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with us, as well as collateral we post with the counterparty at the balance sheet date. We also incorporate our own risk of non-performance in the valuation of market risk benefits associated with variable annuity, fixed annuity and fixed index annuity contracts and embedded derivatives associated with fixed index annuity and life contracts. The non-performance risk adjustment (“NPA”) reflects a market participant’s view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows in the valuation of market risk benefits and embedded derivatives. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate the claims-paying ability rating of our insurance operations companies.
•Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.
Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.
For fair values measured based on internal models, the cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Interbank Offered Rate (“LIBOR”) curve to derive our discount rates.
While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, we believe this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.
Fixed Maturity Securities
Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.
We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments, based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation service providers are reviewed and understood by management, through periodic discussion with and information provided by the independent third-party valuation service providers. In addition, as discussed further below, control processes are applied to the fair values received from independent third-party valuation service providers to ensure the accuracy of these values.
Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of market-accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions for comparable securities, benchmark yields, interest rate yield curves, credit spreads, prepayment rates, default rates, recovery assumptions, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.
We have control processes designed to ensure that the fair values received from independent third-party valuation service providers are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from independent third-party valuation service providers through various analytical techniques and have procedures to escalate related questions internally and to the independent third-party valuation service providers for resolution. To assess the degree of pricing consensus among various valuation service providers for specific asset types, we conduct comparisons of prices received from available sources. We use these comparisons to establish a hierarchy for the fair values received from independent third-party valuation service providers to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.
When our independent third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing market accepted valuation models internally or via our third party asset managers. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies and defaults, loss severity assumptions, prepayments, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from independent third-party valuation service providers, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations reflect illiquidity and non-transferability, based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally or via our third party asset managers are also subject to management review to ensure that valuation models and related inputs are reasonable.
The methodology above is relevant for all fixed maturity securities including residential mortgage backed securities (“RMBS”), commercial mortgage backed securities (“CMBS”), collateralized loan obligations (“CLOs”), other asset-backed securities (“ABS”) and fixed maturity securities issued by government sponsored entities and corporate entities.
Equity Securities Traded in Active Markets
Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchange or dealer markets.
Mortgage and Other Loans Receivable
We estimate the fair value of mortgage and other loans receivable that are measured at fair value by using dealer quotations, discounted cash flow analyses and/or internal valuation models. The determination of fair value considers inputs such as interest rate, maturity, the borrower’s creditworthiness, collateral, subordination, guarantees, past-due status, yield curves, credit curves, prepayment rates, market pricing for comparable loans and other relevant factors.
Other Invested Assets
We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.
Short-term Investments
For short-term investments that are measured at amortized cost, the carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk. Securities purchased under agreements to resell (reverse repurchase agreements) are generally treated as collateralized receivables. We report certain receivables arising from securities purchased under agreements to resell as Short-term investments in the Consolidated Balance Sheets. When these receivables are measured at fair value, we use market-observable interest rates to determine fair value.
Separate Account Assets
Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.
Freestanding Derivatives
Derivative assets and liabilities can be exchange-traded or traded over-the-counter (“OTC”). We generally value exchange-traded derivatives such as futures and options using quoted prices in active markets for identical derivatives at the balance sheet date. We use these OTC derivatives as part of fair value hedges.
OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.
For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.
Market Risk Benefits and Embedded Derivatives within Policyholder Contract Deposits
Certain variable annuity, fixed annuity and fixed index annuity contracts contain MRBs related to guaranteed benefit features that we separate from the host contracts and account for at fair value, with certain changes recognized in earnings. MRBs are contracts or contract features that provide protection to policyholders from other-than-nominal capital market risks and expose the insurance entity to other-than-nominal capital market risks.
The fair value of MRBs contained in certain variable annuity, fixed annuity and fixed index annuity contracts is measured based on policyholder behavior and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the MRBs may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant’s estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior assumptions are subjective and are based primarily on our historical experience.
Because of the dynamic and complex nature of the projected cash flows with respect to MRBs in our variable annuity, fixed annuity and fixed index annuity contracts, risk neutral valuations are used, which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding the capital market assumptions related to expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance and discount rates. Additionally, estimating the underlying cash flows for these products also involves judgments regarding policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments is included within the fair value measurement of these MRBs, and related fees are classified in change in the fair value of MRBs, net, as earned, consistent with other changes in the fair value of these MRBs. Any portion of the fees not attributed to the MRBs is excluded from the fair value measurement and classified in policy fees as earned.
Option pricing models are used to estimate the fair value of embedded derivatives in our fixed index annuity and life contracts, taking into account the capital market assumptions for future index growth rates, volatility of the index, future interest rates, and our ability to adjust the participation rate and the cap on fixed index credited rates in light of market conditions and policyholder behavior assumptions.
Projected cash flows are discounted using the interest rate swap curve (“swap curve”), which is viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. We also incorporate our own risk of non-performance in the valuation of MRBs and embedded derivatives associated with variable annuity, fixed annuity, fixed index annuity and life contracts. The non-performance risk adjustment (“NPA”) reflects a market participant’s view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate the claims-paying ability rating of our insurance operations companies. MRBs are measured using a non-performance risk adjustment that is a locked-in estimate of our claims-paying ability at policy issue (“locked-in NPA”) as well as a non-performance risk adjustment that reflects an estimate of our current claims-paying ability (“current NPA”).
When MRBs are remeasured each period, both the interest rates and current non-performance risk adjustment are updated. Changes in the swap curve and the time value accretion of the at-issue non-performance risk adjustment are recorded to net income while the difference between the MRBs measured using the at-issue non-performance risk adjustment and the current non-performance risk adjustment is recorded to OCI. For embedded derivatives, changes in the interest rates and the period-over-period change in the non-performance risk adjustment are recorded to net income.
Policyholder Contract Deposits at Fair Value Option
We have elected fair value option on certain GICs recorded using discounted cash flow calculations based on interest rates currently being offered for similar contracts and our current market observable implicit credit spread rates with maturities consistent with those remaining for the contracts being valued. Obligations may be called at various times prior to maturity at the option of the counterparty. Interest rates on these borrowings are primarily fixed, vary by maturity and range up to 5.04%.
Fortitude Re funds withheld payable
The reinsurance transactions between AIG and Fortitude Re were structured as modco arrangements. Corebridge has established a funds withheld payable to Fortitude Re while simultaneously establishing a reinsurance asset representing liabilities for the insurance coverage that Fortitude Re has assumed. The funds withheld payable contains an embedded derivative. Changes in fair value of the embedded derivative related to the funds withheld payable are recognized in earnings through realized gains (losses). This embedded derivative is considered a total return swap with contractual returns that are attributable to various assets and liabilities associated with these reinsurance agreements. The fair value of the underlying assets is generally based on market observable inputs using industry standard valuation techniques. The valuation also requires certain significant inputs, which are generally not observable and accordingly, the valuation is considered Level 3 in the fair value hierarchy.
Debt of Consolidated Investment Entities
The fair value of debt of consolidated investment entities was determined using independent third-party valuation service providers that gather, analyze, and interpret market information to derive fair value estimates for individual securities, based upon market-accepted methodologies and assumptions. Previously, there were six consolidated investment entities which securitized portfolios of certain debt securities previously owned by Corebridge and its affiliates. These were valued using a discounted cash flow model. The discount rate considered current market spreads for U.S. Collateralized Loan Obligations, as well as our own considerations including duration, credit risk, and liquidity.
ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
The following table presents information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2022	Level 1	Level 2	Level 3	Counterparty Netting(a)	Cash Collateral	Total
(in millions)
Assets:
Bonds available for sale:
U.S. government and government sponsored entities	$—	$1,198	$—	$—	$—	$1,198
Obligations of states, municipalities and political subdivisions	—	5,121	805	—	—	5,926
Non-U.S. governments	—	4,392	—	—	—	4,392

December 31, 2022	Level 1	Level 2	Level 3	Counterparty Netting(a)	Cash Collateral	Total
(in millions)
Corporate debt	—	102,724	1,968	—	—	104,692
RMBS(b)	—	6,274	5,670	—	—	11,944
CMBS	—	9,350	718	—	—	10,068
CLO(c)	—	6,516	1,670	—	—	8,186
ABS	—	792	9,595	—	—	10,387
Total bonds available for sale	—	136,367	20,426	—	—	156,793
Other bond securities:
Obligations of states, municipalities and political subdivisions	—	37	—	—	—	37
Non-U.S. governments	—	22	—	—	—	22
Corporate debt	—	1,805	417	—	—	2,222
RMBS(d)	—	58	107	—	—	165
CMBS	—	204	28	—	—	232
CLO	—	268	11	—	—	279
ABS	—	71	741	—	—	812
Total other bond securities	—	2,465	1,304	—	—	3,769
Equity securities	141	3	26	—	—	170
Other invested assets(e)	—	—	1,832	—	—	1,832
Derivative assets:
Interest rate contracts	1	1,269	303	—	—	1,573
Foreign exchange contracts	—	1,247	—	—	—	1,247
Equity contracts	11	124	282	—	—	417
Credit contracts	—	—	—	—	—	—
Other contracts	—	1	14	—	—	15
Counterparty netting and cash collateral	—	—	—	(2,547)	(406)	(2,953)
Total derivative assets	12	2,641	599	(2,547)	(406)	299
Short-term investments	1	1,356	—	—	—	1,357
Market risk benefit assets	—	—	796	—	—	796
Separate account assets	81,655	3,198	—	—	—	84,853
Total	$81,809	$146,030	$24,983	$(2,547)	$(406)	$249,869
Liabilities:
Policyholder contract deposits(f)	$—	$97	$5,367	$—	$—	$5,464
Derivative liabilities:
Interest rate contracts	—	2,676	—	—	—	2,676
Foreign exchange contracts	—	632	—	—	—	632
Equity contracts	2	10	15	—	—	27
Credit contracts	—	—	—	—	—	—

December 31, 2022	Level 1	Level 2	Level 3	Counterparty Netting(a)	Cash Collateral	Total
(in millions)
Other contracts	—	—	—	—	—	—
Counterparty netting and cash collateral	—	—	—	(2,547)	(691)	(3,238)
Total derivative liabilities	2	3,318	15	(2,547)	(691)	97
Fortitude Re funds withheld payable(g)	—	—	1,262	—	—	1,262
Market risk benefit liabilities	—	—	4,736	—	—	4,736
Debt of consolidated investment entities	—	—	6	—	—	6
Total	$2	$3,415	$11,386	$(2,547)	$(691)	$11,565

December 31, 2021	Level 1	Level 2	Level 3	Counterparty Netting(a)	Cash Collateral	Total
(in millions)
Assets:
Bonds available for sale:
U.S. government and government sponsored entities	$—	$1,712	$—	$—	$—	$1,712
Obligations of states, municipalities and political subdivisions	—	7,281	1,395	—	—	8,676
Non-U.S. governments	7	6,390	—	—	—	6,397
Corporate debt	—	138,156	1,907	—	—	140,063
RMBS(b)	—	7,363	7,595	—	—	14,958
CMBS	—	10,228	1,072	—	—	11,300
CLO(c)	—	4,364	3,038	—	—	7,402
ABS	—	660	7,400	—	—	8,060
Total bonds available for sale	7	176,154	22,407	—	—	198,568
Other bond securities:
Obligations of states, municipalities and political subdivisions	—	50	—	—	—	50
Non-U.S. governments	—	17	—	—	—	17
Corporate debt	—	866	134	—	—	1,000
RMBS(d)	—	93	106	—	—	199
CMBS	—	201	33	—	—	234
CLO	—	134	149	—	—	283
ABS	—	94	205	—	—	299
Total other bond securities	—	1,455	627	—	—	2,082
Equity securities	238	2	2	—	—	242
Other invested assets(e)	—	—	1,892	—	—	1,892
Derivative assets:
Interest rate contracts	—	1,911	—	—	—	1,911
Foreign exchange contracts	—	672	—	—	—	672
Equity contracts	7	4,184	479	—	—	4,670
Credit contracts	—	—	1	—	—	1
Other contracts	—	1	12	—	—	13
Counterparty netting and cash collateral	—	—	—	(5,785)	(798)	(6,583)
Total derivative assets	7	6,768	492	(5,785)	(798)	684
Short-term investments	1	1,454	—	—	—	1,455
Market risk benefit assets	—	—	610	—	—	610
Separate account assets	105,221	3,890	—	—	—	109,111
Total	$105,474	$189,723	$26,030	$(5,785)	$(798)	$314,644
Liabilities:
Policyholder contract deposits(f)	$—	$130	$5,572	$—	$—	$5,702
Derivative liabilities:
Interest rate contracts	1	1,575	—	—	—	1,576
Foreign exchange contracts	—	366	—	—	—	366
Equity contracts	1	4,048	22	—	—	4,071
Credit contracts	—	—	—	—	—	—

December 31, 2021	Level 1	Level 2	Level 3	Counterparty Netting(a)	Cash Collateral	Total
(in millions)
Other contracts	—	—	—	—	—	—
Counterparty netting and cash collateral	—	—	—	(5,785)	(37)	(5,822)
Total derivative liabilities	2	5,989	22	(5,785)	(37)	191
Fortitude Re funds withheld payable(g)	—	—	7,974	—	—	7,974
Market risk benefit liabilities	—	—	7,499	—	—	7,499
Debt of consolidated investment entities	—	—	5	—	—	5
Total	$2	$6,119	$21,072	$(5,785)	$(37)	$21,371
___________________
(a)Represents netting of derivative exposures covered by qualifying master netting agreements.
(b)Includes investments in RMBS issued by related parties of $37 million and $2 million classified as Level 2 and Level 3, respectively, as of December 31, 2022. Additionally, includes investments in RMBS issued by related parties of $38 million and $9 million classified as Level 2 and Level 3, respectively, as of December 31, 2021.
(c)Includes investments in collateralized loan obligations (“CLOs”) issued by related parties of $0 and $862 million as of December 31, 2022 and December 31, 2021, respectively. The $862 million of CLOs are classified as Level 3.
(d)Includes less than $1 million of investments in RMBS issued by related parties classified as Level 2 as of December 31, 2022 and December 31, 2021.
(e)Excludes investments that are measured at fair value using the net asset value (“NAV”) per share (or its equivalent), which totaled $6.0 billion and $5.2 billion as of December 31, 2022 and December 31, 2021, respectively.
(f)Excludes basis adjustments for fair value hedges.
(g)As discussed in Note 7, the Fortitude Re funds withheld payable is created through modco and funds withheld reinsurance arrangements where the investments supporting the reinsurance agreements are withheld by and continue to reside on Corebridge’s balance sheet. This embedded derivative is valued as a total return swap with reference to the fair value of the invested assets held by Corebridge, which are primarily available-for-sale securities.
CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS
The following tables present changes during the years ended December 31, 2022 and 2021 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets and liabilities in the Consolidated Balance Sheets at December 31, 2022 and 2021:

(in millions)	Fair Value Beginning of Year	Net Realized and Unrealized Gains (Losses) Included in Income	Other Comprehensive Income (Loss)	Purchases, Sales, Issuances and Settlements, Net	Gross Transfers In	Gross Transfers Out	Other	Fair Value End of Year	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Year	Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year
December 31, 2022
Assets:
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$1,395	$1	$(525)	$(95)	$40	$(11)	$—	$805	$—	$(221)
Corporate debt	1,907	17	(192)	(159)	911	(516)	—	1,968	—	(174)
RMBS	7,595	322	(986)	(834)	7	(434)	—	5,670	—	(610)
CMBS	1,072	9	(140)	38	45	(306)	—	718	—	(115)
CLO	3,038	(31)	(163)	(105)	1,305	(1,673)	(701)	1,670	—	(76)
ABS	7,400	131	(1,417)	3,283	218	(20)	—	9,595	—	(1,369)
Total bonds available for sale	22,407	449	(3,423)	2,128	2,526	(2,960)	(701)	20,426	—	(2,565)
Other bond securities:
Corporate debt	134	(5)	—	158	335	(205)	—	417	(2)	—
RMBS	106	(23)	—	24	—	—	—	107	(22)	—
CMBS	33	(5)	—	—	—	—	—	28	(4)	—
CLO	149	1	—	(131)	70	(78)	—	11	(5)	—
ABS	205	(117)	—	653	—	—	—	741	(132)	—
Total other bond securities	627	(149)	—	704	405	(283)	—	1,304	(165)	—
Equity securities	2	(1)	—	23	2	—	—	26	(1)	—
Other invested assets	1,892	313	(22)	(195)	24	(180)	—	1,832	329	—
Total(a)	$24,928	$612	$(3,445)	$2,660	$2,957	$(3,423)	$(701)	$23,588	$163	$(2,565)

(in millions)	Fair Value Beginning of Year	Net Realized and Unrealized (Gains) Losses Included in Income	Other Comprehensive (Income) Loss	Purchases, Sales, Issuances and Settlements, Net	Gross Transfers In	Gross Transfers Out	Other	Fair Value End of Year	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Year	Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year
Liabilities:
Policyholder contract deposits	$5,572	$(1,107)	$—	$902	$—	$—	$—	$5,367	$1,363	$—
Derivative liabilities, net:
Interest rate contracts	—	1	—	(304)	—	—	—	(303)	(1)	—
Foreign exchange contracts	—	(1)	—	1	—	—	—	—	—	—
Equity contracts	(457)	494	—	(304)	—	—	—	(267)	(249)	—
Credit contracts	(1)	1	—	—	—	—	—	—	—	—
Other contracts	(12)	(63)	—	61	—	—	—	(14)	63	—
Total derivative liabilities, net(b)	(470)	432	—	(546)	—	—	—	(584)	(187)	—
Fortitude Re funds withheld payable	7,974	(6,348)	—	(364)	—	—	—	1,262	6,689	—
Debt of consolidated investment entities	5	—	—	1	—	—	—	6	(1)	—
Total(c)	$13,081	$(7,023)	$—	$(7)	$—	$—	$—	$6,051	$7,864	$—

(in millions)	Fair Value Beginning of Year	Net Realized and Unrealized Gains (Losses) Included in Income	Other Comprehensive Income (Loss)	Purchases, Sales, Issuances and Settlements, Net	Gross Transfers In	Gross Transfers Out	Other	Fair Value End of Year	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Year	Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year
December 31, 2021
Assets:
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$2,057	$7	$(5)	$(342)	$—	$(260)	$(62)	$1,395	$—	$36
Corporate debt	1,709	(10)	(25)	109	373	(249)	—	1,907	—	31
RMBS	8,104	415	(104)	(782)	8	(46)	—	7,595	—	787
CMBS	886	25	(45)	253	53	(100)	—	1,072	—	21
CLO	3,362	(5)	(173)	48	655	(849)	—	3,038	—	(164)
ABS	5,526	29	(97)	1,942	—	—	—	7,400	—	80
Total bonds available for sale	21,644	461	(449)	1,228	1,089	(1,504)	(62)	22,407	—	791
Other bond securities:
Corporate debt	—	(1)	—	135	—	—	—	134	(1)	—
RMBS	96	2	—	8	—	—	—	106	—	—
CMBS	45	—	—	(17)	5	—	—	33	(2)	—
CLO	193	(4)	—	(40)	—	—	—	149	15	—
ABS	—	—	—	205	—	—	—	205	(1)	—
Total other bond securities	334	(3)	—	291	5	—	—	627	11	—
Equity securities	42	11	—	(120)	70	(1)	—	2	—	—
Other invested assets	1,771	641	(15)	(569)	64	—	—	1,892	612	—
Total(a)	$23,791	$1,110	$(464)	$830	$1,228	$(1,505)	$(62)	$24,928	$623	$791

(in millions)	Fair Value Beginning of Year	Net Realized and Unrealized (Gains) Losses Included in Income	Other Comprehensive (Income) Loss	Purchases, Sales, Issuances and Settlements, Net	Gross Transfers In	Gross Transfers Out	Other	Fair Value End of Year	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Year	Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year
Liabilities:
Policyholder contract deposits	$4,830	$476	$—	$320	$—	$(54)	$—	$5,572	$837	$—
Derivative liabilities, net:
Interest rate contracts	—	—	—	—	—	—	—	—	—	—
Foreign exchange contracts	—	—	—	—	—	—	—	—	—	—
Equity contracts	(146)	(22)	—	(271)	(71)	53	—	(457)	19	—
Credit contracts	(2)	11	—	(10)	—	—	—	(1)	(2)	—
Other contracts	(7)	(62)	—	57	—	—	—	(12)	63	—
Total derivative liabilities, net(b)	(155)	(73)	—	(224)	(71)	53	—	(470)	80	—
Fortitude Re funds withheld payable	7,749	687	—	(462)	—	—	—	7,974	1,766	—
Debt of consolidated investment entities	951	179	—	(1,125)	—	—	—	5	4	—
Total(c)	$13,375	$1,269	$—	$(1,491)	$(71)	$(1)	$—	$13,081	$2,687	$—
__________________
(a)Excludes MRB assets of $796 million and $610 million for the years ended December 31, 2022 and 2021, respectively. Refer to Note 13 for additional information.
(b)Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.
(c)Excludes MRB liabilities of $4.7 billion and $7.5 billion for the years ended December 31, 2022 and 2021, respectively. Refer to Note 13 for additional information.
Change in the fair value of market risk benefits, net and net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above are reported in the Consolidated Statements of Income (Loss) as follows:

(in millions)	Policy Fees	Net Investment Income	Net Realized and Unrealized Gains (Losses)	Interest Expense	Change in the Fair Value of Market Risk Benefits, net(a)	Total
December 31, 2022
Assets:
Bonds available for sale	$—	$516	$(67)	$—	$—	$449
Other bond securities	—	(149)	—	—	—	(149)
Equity securities	—	(1)	—	—	—	(1)
Other invested assets	—	321	(8)	—	—	313
December 31, 2021
Assets:
Bonds available for sale	$—	$472	$(11)	$—	$—	$461
Other bond securities	—	(3)	—	—	—	(3)
Equity securities	—	11	—	—	—	11
Other invested assets	—	630	11	—	—	641
December 31, 2022
Liabilities:
Policyholder contract deposits(b)	$—	$—	$1,107	$—	$—	$1,107
Derivative liabilities, net	61	—	(577)	—	84	(432)
Fortitude Re funds withheld payable	—	—	6,348	—	—	6,348
Market risk benefit liabilities, net(c)	—	—	—	—	(2,344)	(2,344)
Debt of consolidated investment entities(d)	—	—	—	—	—	—
December 31, 2021
Liabilities:
Policyholder contract deposits(b)	$—	$—	$(476)	$—	$—	$(476)
Derivative liabilities, net	59	—	30	—	(16)	73
Fortitude Re funds withheld payable	—	—	(687)	—	—	(687)
Market risk benefit liabilities, net(c)	—	—	—	—	(2,264)	(2,264)
Debt of consolidated investment entities(d)	—	—	—	179	—	179
__________________
(a)The portion of the fair value change attributable to our own credit risk is recognized in OCI.
(b)Primarily embedded derivatives.
(c)Market risk benefit assets and liabilities have been netted in these tables for presentation purposes only.
(d)For the year ended December 31, 2021, includes $145 million of loss on extinguishment of debt, and $34 million of interest expense
The following table presents the gross components of purchases, sales, issuances and settlements, net, shown above, for years ended December 31, 2022 and 2021 related to Level 3 assets and liabilities in the Consolidated Balance Sheets:

(in millions)	Purchases	Sales	Issuances and Settlements(a)	Purchases, Sales, Issuances and Settlements, Net(a)
December 31, 2022
Assets:
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$—	$(60)	$(35)	$(95)
Corporate debt	85	(39)	(205)	(159)
RMBS	377	—	(1,211)	(834)
CMBS	118	(9)	(71)	38
CLO	514	(27)	(592)	(105)
ABS	3,110	—	173	3,283
Total bonds available for sale	4,204	(135)	(1,941)	2,128
Other bond securities:
Corporate debt	29	(3)	132	158
RMBS	38	—	(14)	24
CMBS	—	—	—	—
CLO	16	(123)	(24)	(131)
ABS	675	—	(22)	653
Total other bond securities	758	(126)	72	704
Equity securities	22	—	1	23
Other invested assets	652	—	(847)	(195)
Total assets	$5,636	$(261)	$(2,715)	$2,660
Liabilities:
Policyholder contract deposits	$—	$923	$(21)	$902
Derivative liabilities, net	(421)	—	(125)	(546)
Fortitude Re funds withheld payable	—	—	(364)	(364)
Debt of consolidated investment entities	—	—	1	1
Total liabilities	$(421)	$923	$(509)	$(7)

(in millions)	Purchases	Sales	Issuances and Settlements(a)	Purchases, Sales, Issuances and Settlements, Net(a)
December 31, 2021
Assets:
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$36	$(212)	$(166)	$(342)
Corporate debt	424	(36)	(279)	109
RMBS	637	(1)	(1,418)	(782)
CMBS	334	(15)	(66)	253
CLO	923	—	(875)	48
ABS	3,202	(21)	(1,239)	1,942
Total bonds available for sale	5,556	(285)	(4,043)	1,228
Other bond securities:
Corporate debt	86	—	49	135
RMBS	28	—	(20)	8
CMBS	—	(17)	—	(17)
CLO	7	—	(47)	(40)
ABS	207	—	(2)	205
Total other bond securities	328	(17)	(20)	291
Equity securities	2	—	(122)	(120)
Other invested assets	578	—	(1,147)	(569)
Total assets	$6,464	$(302)	$(5,332)	$830
Liabilities:
Policyholder contract deposits	$—	$710	$(390)	$320
Derivative liabilities, net	(272)	—	48	(224)
Fortitude Re funds withheld payable	—	—	(462)	(462)
Debt of consolidated investment entities	—	—	(1,125)	(1,125)
Total liabilities	$(272)	$710	$(1,929)	$(1,491)
__________________
(a)There were no issuances during the years ended December 31, 2022 and 2021.
Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2022 and 2021 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).
Transfers of Level 3 Assets and Liabilities
We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. The net realized and unrealized gains (losses) included in net income (loss) or Other comprehensive income (loss) as shown in the table above excludes $(92) million and $17 million of net gains (losses) related to assets transferred into Level 3 during 2022 and 2021, respectively, and includes $(142) million and $(19) million of net gains (losses) related to assets transferred out of Level 3 during 2022 and 2021, respectively.
Transfers of Level 3 Assets
During the years ended December 31, 2022 and 2021, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, CMBS, CLO and ABS. Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity. The transfers of investments in CMBS, CLO and certain ABS into Level 3 assets were due to diminished market transparency and liquidity for individual security types.
During the years ended December 31, 2022 and 2021, transfers out of Level 3 assets primarily included private placement and other corporate debt, CMBS, RMBS, CLO, ABS and certain investments in municipal securities. Transfers of certain investments in municipal securities, corporate debt, RMBS, CMBS and CLO and ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of certain investments in private placement corporate debt and certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market.
Transfers of Level 3 Liabilities
There were no significant transfers of derivative or other liabilities into or out of Level 3 for the year ended December 31, 2022. During the year ended December 31, 2021, transfers of Level 3 liabilities primarily included certain equity derivatives.
QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third parties with respect to certain Level 3 instruments (primarily CLO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

(in millions)	Fair Value at December 31, 2022	Valuation Technique	Unobservable Input(a)	Range (Weighted Average)(b)
Assets:
Obligations of states, municipalities and political subdivisions	$780	Discounted cash flow	Yield	5.33%-5.92% (5.63%)
Corporate debt	1,988	Discounted cash flow	Yield	4.90% - 9.54% (7.22%)
RMBS(c)	3,725	Discounted cash flow	Constant prepayment rate	4.84% - 10.35% (7.60%)
			Loss severity	45.01% - 77.28% (61.14%)
			Constant default rate	0.79% - 2.67% (1.73%)
			Yield	5.95% - 7.72% (6.84%)
CLO(c)	1,547	Discounted cash flow	Yield	7.13% - 7.59% (7.36%)
ABS(c)	6,591	Discounted cash flow	Yield	6.01% - 7.96% (6.98%)
CMBS	663	Discounted cash flow	Yield	4.72% - 10.21% (7.46%)
Market risk benefit assets	796	Discounted cash flow	Equity volatility	6.45% - 50.75%
			Base lapse rate	0.16% - 28.80%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	38.25% - 160.01%
			Utilization(h)	80.00% - 100.00%

(in millions)	Fair Value at December 31, 2022	Valuation Technique	Unobservable Input(a)	Range (Weighted Average)(b)
			Equity / interest-rate correlation	0.00% - 30.00%
			NPA(g)	0.00% - 2.03%
Liabilities(d):
Market risk benefit liabilities
Variable annuities guaranteed benefits	$2,358	Discounted cash flow	Equity volatility	6.45% - 50.75%
			Base lapse rate	0.16% - 28.80%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	38.25% - 160.01%
			Utilization(h)	80.00% - 100.00%
			Equity / interest-rate correlation	0.00% - 30.00%
			NPA(g)	0.00% - 2.03%
Fixed annuities guaranteed benefits	680	Discounted cash flow	Base lapse rate	0.20% - 15.75%
			Dynamic lapse multiplier(e)	20.00% - 186.16%
			Mortality multiplier(e)(f)	40.26% - 168.43%
			Utilization(h)	90.00% - 97.50%
			NPA(g)	0.00% - 2.03%
Fixed index annuities guaranteed benefits	1,698	Discounted cash flow	Equity volatility	6.45% - 50.75%
			Base lapse rate	0.20% - 50.00%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	24.00% - 180.00%
			Utilization(h)	60.00% - 97.50%
			Option budget	0.00% - 5.00%
			Equity / interest-rate correlation	0.00% - 30.00%
			NPA(g)	0.00% - 2.03%
Embedded derivatives within Policyholder contract deposits:
Index credits on fixed index annuities(i)	4,657	Discounted cash flow	Equity volatility	6.45% - 50.75%
			Base lapse rate	0.20% - 50.00%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	24.00% - 180.00%
			Utilization(h)	60.00% - 97.50%
			Option Budget	0.00% - 5.00%
			Equity / interest-rate correlation	0.00% - 30.00%
			NPA(g)	0.00% - 2.03%
Index Life	710	Discounted cash flow	Base lapse rate	0.00% - 37.97%
			Mortality rate	0.00% - 100.00%

(in millions)	Fair Value at December 31, 2022	Valuation Technique	Unobservable Input(a)	Range (Weighted Average)(b)
			Equity volatility	5.75%- 23.63%
			NPA(g)	0.00% - 2.03%

(in millions)	Fair Value at December 31, 2021	Valuation Technique	Unobservable Input(a)	Range (Weighted Average)(b)
Assets:
Obligations of states, municipalities and political subdivisions	$1,364	Discounted cash flow	Yield	2.92% - 3.27% (3.10%)
Corporate debt	1,789	Discounted cash flow	Yield	1.75% - 7.05% (4.40%)
RMBS(c)	7,141	Discounted cash flow	Constant prepayment	5.18% - 18.41% (11.79%)
			Loss severity	24.87% - 72.64% (48.75%)
			Constant default rate	1.01% - 5.74% (3.37%)
			Yield	1.72% - 4.08% (2.90%)
CLO(c)	3,174	Discounted cash flow	Yield	2.94% - 4.93% (3.94%)
ABS(c)	5,077	Discounted cash flow	Yield	1.89% - 3.36% (2.63%)
CMBS	887	Discounted cash flow	Yield	1.54% - 4.49% (3.02%)
Market risk benefit assets	610	Discounted cash flow	Equity volatility	5.95% - 46.65%
			Base lapse rate	0.16% - 28.80%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	38.25% - 160.01%
			Utilization(h)	80.00% - 100.00%
			Equity / interest-rate correlation	0.00% - 40.00%
			NPA(g)	0.01% - 1.40%
Liabilities(d):
Market risk benefit liabilities
Variable annuities guaranteed benefits	$3,912	Discounted cash flow	Equity volatility	5.95% - 46.65%
			Base lapse rate	0.16% - 28.80%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	38.25% - 160.01%
			Utilization(h)	80.00% - 100.00%
			Equity / interest-rate correlation	0.00% - 40.00%
			NPA(g)	0.01% - 1.40%
Fixed annuities guaranteed benefits	992	Discounted cash flow	Base lapse rate	0.20% - 15.75%
			Dynamic lapse multiplier(e)	20.00% - 186.16%
			Mortality multiplier(e)(f)	40.26% - 168.43%
			Utilization(h)	90.00% - 97.50%
			NPA(g)	0.01% - 1.40%
Fixed index annuities guaranteed benefits	2,595	Discounted cash flow	Equity volatility	5.95% - 46.65%
			Base lapse rate	0.20% - 50.00%
			Dynamic lapse multiplier(e)	20.00% - 186.18%

			Mortality multiplier(e)(f)	24.00% - 180.00%
			Utilization(h)	60.00% - 97.50%
			Option Budget	0.00% - 4.00%
			Equity / interest-rate correlation	0.00% - 40.00%
			NPA(g)	0.01% - 1.40%
Embedded derivatives within Policyholder contract deposits:
Index credits on fixed index annuities(i)	4,807	Discounted cash flow	Equity volatility	5.95% - 46.65%
			Base lapse rate	0.20% - 50.00%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	24.00% - 180.00%
			Utilization(h)	60.00% - 97.50%
			Option Budget	0.00% - 4.00%
			Equity / interest-rate correlation	0.00% - 40.00%
			NPA(g)	0.01% - 1.40%
Index Life	765	Discounted cash flow	Base lapse rate	0.00% - 37.97%
			Mortality rate	0.00% - 100.00%
			Equity volatility	7.65% - 20.70%
			NPA(g)	0.01% - 1.40%
__________________
(a)Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(b)The weighted averaging for fixed maturity securities is based on the estimated fair value of the securities. Because the valuation methodology for embedded derivatives within policyholder contract deposits and MRBs uses a range of inputs that vary at the contract level over the cash flow projection period, management believes that presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation. Information received from third-party valuation service providers.
(c)Information received from third-party valuation service providers. The ranges of the unobservable inputs for constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CLO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us because there are other factors relevant to the fair values of specific tranches owned by us, including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(d)The Fortitude Re funds withheld payable has been excluded from the above table. As discussed in Note 7, the Fortitude Re funds withheld payable is created through modco and funds withheld reinsurance arrangements where the investments supporting the reinsurance agreements are withheld by and continue to reside on Corebridge’s balance sheet. This embedded derivative is valued as a total return swap with reference to the fair value of the invested assets held by Corebridge. Accordingly, the unobservable inputs utilized in the valuation of the embedded derivative are a component of the invested assets supporting the reinsurance agreements that are held on Corebridge’s balance sheet.
(e)The ranges for these inputs vary due to the different GMWB product specification and policyholder characteristics across in force policies. Policyholder characteristics that affect these ranges include age, policy duration, and gender.
(f)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table.
(g)The non-performance risk adjustment (“NPA”) applied as a spread over risk-free curve for discounting.
(h)The partial withdrawal utilization unobservable input range shown applies only to policies with guaranteed minimum withdrawal benefit riders. The total embedded derivative liability at December 31, 2022 and 2021 was approximately $1.1 billion and $1.1 billion, respectively.
(i)The fixed index annuities embedded derivative associated with index credits related to the contracts with guaranteed product features included in policyholder contract deposits was $1,078 million and $1,075 million at December 31, 2022 and 2021, respectively.
The ranges of reported inputs for obligations of states, municipalities and political subdivisions, corporate debt, RMBS, CLO/ABS and CMBS valued using a discounted cash flow technique consist of one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these Level 3 assets and liabilities.
Interrelationships Between Unobservable Inputs
We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.
Fixed Maturity Securities
The significant unobservable input used in the fair value measurement of fixed maturity securities is yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. The yield may be affected by other factors, including constant prepayment rates, loss severity and constant default rates. In general, increases in the yield would decrease the fair value of investments, and conversely, decreases in the yield would increase the fair value of investments.
MRBs and Embedded Derivatives within Policyholder Contract Deposits
For MRBs and embedded derivatives, the assumptions for unobservable inputs vary throughout the period over which cash flows are projected for valuation purposes. The following are applicable unobservable inputs:
•Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may be either a decrease or an increase, depending on the relative changes in projected rider fees and projected benefit payments.
•Equity and interest rate correlation estimates the relationship between changes in equity returns and interest rates in the economic scenario generator used to value our MRBs. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability. Only our fixed index annuities with a GMWB rider are subject to the equity and interest correlation assumption. Other policies such as accumulation fixed index annuity and life products do not use a correlation assumption.
•Base lapse rate assumptions are determined by company experience and judgment and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder’s guaranteed value, as estimated by the company, is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability as fewer policyholders would persist to collect guaranteed benefits amounts.
•Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the GMWB liability, while lower mortality rate assumptions will generally increase the fair value of the liability because guaranteed withdrawal payments will be made for a longer period of time and generally exceed any decrease in guaranteed death benefits.
•Utilization assumptions estimate the timing when policyholders with a GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract’s withdrawal history and the age of the policyholder. Utilization assumptions are based on company experience, which includes partial withdrawal behavior. Increases in assumed utilization rates will generally increase the fair value of the liability.
•Non-performance or “own credit” risk adjustment used in the valuation of MRBs and embedded derivatives, which reflects a market participant’s view of our claims-paying ability by incorporating a different spread (the NPA spread) to the curve used to discount projected benefit cash flows. When corporate credit spreads widen, the change in the NPA spread generally reduces the fair value of the MRBs and embedded derivatives, resulting in a gain in AOCI or Net realized gains (losses), respectively, and when corporate credit spreads narrow or tighten, the change in the NPA spread generally increases the fair value of the MRBs and embedded derivatives, resulting in a loss in AOCI or Net realized gains (losses), respectively.
•The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant’s estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior assumptions are subjective and based primarily on our historical experience.
•For embedded derivatives, option budgets estimate the expected long-term cost of options used to hedge exposures associated with index price changes. The level of option budgets determines future costs of the options, which impacts the growth in account value and the valuation of embedded derivatives.
Embedded Derivatives within Reinsurance Contracts
The fair value of embedded derivatives associated with funds withheld reinsurance contracts is determined based upon a total return swap technique with reference to the fair value of the investments held by Corebridge related to Corebridge’s funds withheld payable. The fair value of the underlying assets is generally based on market observable inputs using industry standard valuation techniques. The valuation also requires certain significant inputs, which are generally not observable, and accordingly, the valuation is considered Level 3 in the fair value hierarchy.
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share to measure fair value.

		December 31, 2022		December 31, 2021
(in millions)	Investment Category Includes	Fair Value Using NAV Per Share (or its equivalent)	Unfunded Commitments	Fair Value Using NAV Per Share (or its equivalent)	Unfunded Commitments
Investment Category
Private equity funds:
Leveraged buyout	Debt and/or equity investments made as part of a transaction in which assets of mature companies are acquired from the current shareholders, typically with the use of financial leverage	$2,014	$1,719	$1,762	$1,229
Real estate	Investments in real estate properties and infrastructure positions, including power plants and other energy generating facilities	1,082	549	490	365
Venture capital	Early-stage, high-potential, growth companies expected to generate a return through an eventual realization event, such as an initial public offering or sale of the company	212	118	194	135
Growth equity	Funds that make investments in established companies for the purpose of growing their businesses	510	40	637	37

		December 31, 2022		December 31, 2021
(in millions)	Investment Category Includes	Fair Value Using NAV Per Share (or its equivalent)	Unfunded Commitments	Fair Value Using NAV Per Share (or its equivalent)	Unfunded Commitments
Mezzanine	Funds that make investments in the junior debt and equity securities of leveraged companies	443	78	306	268
Other	Includes distressed funds that invest in securities of companies that are in default or under bankruptcy protection, as well as funds that have multi-strategy, and other strategies	902	284	921	324
Total private equity funds		5,163	2,788	4,310	2,358
Hedge funds:
Event-driven	Securities of companies undergoing material structural changes, including mergers, acquisitions and other reorganizations	5	—	18	—
Long-short	Securities that the manager believes are undervalued, with corresponding short positions to hedge market risk	335	—	404	—
Macro	Investments that take long and short positions in financial instruments based on a top-down view of certain economic and capital market conditions	366	—	370	—
Other	Includes investments held in funds that are less liquid, as well as other strategies which allow for broader allocation between public and private investments	178	—	110	—
Total hedge funds		884	—	902	—
Total		$6,047	$2,788	$5,212	$2,358
Private equity fund investments included above are not redeemable, because distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager’s discretion, typically in one-year or two-year increments.
The hedge fund investments included above, which are carried at fair value, are generally redeemable subject to the redemption notices period. The majority of our hedge fund investments are redeemable monthly or quarterly.
FAIR VALUE OPTION
Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be carried at fair value. This includes fixed income securities subject to modco agreements with Fortitude Re for which we have elected the fair value option. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives.
For additional information related to embedded derivatives refer to Note 12.
Additionally, we elect the fair value option for certain alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves.
For additional information on securities and other invested assets for which we have elected the fair value option refer to Note 5.

Years Ended December 31,	Gain (Loss)
(in millions)	2022	2021	2020
Assets:
Other bond securities(a)	$(408)	$26	$72
Alternative investments(b)	191	1,083	290
Total assets	(217)	1,109	362
Liabilities:
Policyholder contract deposits(c)	20	7	(9)
Debt of consolidated investment entities(d)	—	(179)	(102)
Total liabilities	20	(172)	(111)
Total gain (loss)	$(197)	$937	$251
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(a)Includes certain securities supporting the funds withheld arrangements with Fortitude Re. For additional information regarding the gains and losses for Other bond securities, see Note 5. For additional information regarding the funds withheld arrangements with Fortitude Re, see Note 7.
(b)Includes certain hedge funds, private equity funds and other investment partnerships.
(c)Represents GICs.
(d)Primarily related to six transactions securitizing certain debt portfolios previously owned by Corebridge and its affiliates and were terminated during 2021. For additional information, see Note 10.
FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS
We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments, commercial mortgage loans and commercial loans, investments in real estate and other fixed assets, goodwill and other intangible assets.
For additional information about how we test various asset classes for impairment, see Notes 5 and 6.
The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

	Assets at Fair Value				Impairment Charges
	Non-Recurring Basis				December 31,
(in millions)	Level 1	Level 2	Level 3	Total	2022	2021	2020
December 31, 2022
Other investments	$—	$—	$12	$12	$25	$6	$77
Other assets	—	—	—	—	—	1	5
Total	$—	$—	$12	$12	$25	$7	$82
December 31, 2021
Other investments	$—	$—	$89	$89
Mortgage and other loans receivable*	—	—	15	15
Other assets	—	14	—	14
Total	$—	$14	$104	$118
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*Mortgage and other loans receivable are carried at lower of cost or fair value.
In addition to the assets presented in the table above, at December 31, 2022, Corebridge had $163 million of loans held for sale which are carried at fair value, determined on an individual loan basis. There is no associated impairment charge.
FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE
Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts and lease contracts) is discussed below:
•Mortgage and other loans receivable: Fair values of loans on commercial real estate and other loans receivable are estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. Fair values of residential mortgage loans are generally determined based on market prices, using market-based adjustments for credit and servicing as appropriate. The fair values of policy loans are generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.
•Other invested assets: Certain of our subsidiaries are members of Federal Home Loan Banks (FHLBs) and such membership requires the members to own stock in these FHLBs. The carrying amounts of these stocks approximate fair values.
•Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.
•Policyholder contract deposits associated with investment-type contracts: Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.
•Other liabilities: The majority of the Other liabilities that are financial instruments not measured at fair value represent secured financing arrangements, including repurchase agreements. The carrying amounts of these liabilities approximate fair value because the financing arrangements are short-term and are secured by cash or other liquid collateral.
•Fortitude Re funds withheld payable: The funds withheld payable contains an embedded derivative and the changes in its fair value are recognized in earnings each period. The difference between the total Fortitude Re funds withheld payable and the embedded derivative represents the host contract.
•Short-term and long-term debt and debt of consolidated investment entities: Fair values of these obligations were determined by reference to quoted market prices, when available and appropriate, or discounted cash flow calculations based upon our current market observable implicit credit spread rates for similar types of borrowings with maturities consistent with those remaining for the debt being valued.
•Separate Account Liabilities—Investment Contracts: Only the portion of separate account liabilities related to products that are investment contracts are reflected in the table below. Separate account liabilities are recorded at the amount credited to the contract holder, which reflects the change in fair value of the corresponding separate account assets, including contract holder deposits less withdrawals and fees; therefore, carrying value approximates fair value.
The following table presents the carrying amounts and estimated fair values of our financial instruments not measured at fair value and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

	Estimated Fair Value
(in millions)	Level 1	Level 2	Level 3	Total	Carrying Value
December 31, 2022
Assets:
Mortgage and other loans receivable	$—	$31	$40,936	$40,967	$44,403
Other invested assets	—	222	—	222	222
Short-term investments	—	3,043	—	3,043	3,043
Cash	552	—	—	552	552
Other assets	4	8	—	12	12
Liabilities:
Policyholder contract deposits associated with investment-type contracts	—	119	129,174	129,293	137,086
Fortitude Re funds withheld payable	—	—	25,289	25,289	25,289
Other liabilities	—	3,056	—	3,056	3,056
Short-term debt	—	1,500	—	1,500	1,500
Long-term debt	—	7,172	—	7,172	7,868
Debt of consolidated investment entities	—	3,055	2,488	5,543	5,952
Separate account liabilities - investment contracts	—	80,649	—	80,649	80,649
December 31, 2021
Assets:
Mortgage and other loans receivable	$—	$52	$41,077	$41,129	$39,373
Other invested assets	—	193	—	193	193
Short-term investments	—	4,016	—	4,016	4,016
Cash	537	—	—	537	537
Other assets	7	—	—	7	7
Liabilities:
Policyholder contract deposits associated with investment-type contracts	—	169	139,464	139,633	132,142
Fortitude Re funds withheld payable	—	—	27,170	27,170	27,170
Other liabilities	—	3,704	—	3,704	3,704
Short-term debt	—	—	8,317	8,317	8,317
Long-term debt	—	586	—	586	427
Debt of consolidated investment entities	—	3,077	3,810	6,887	6,931
Separate account liabilities - investment contracts	—	104,126	—	104,126	104,126